Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of (Provision) Recovery of Income and Capital Taxes

Turquoise Hill’s (provision) recovery of income and capital taxes for continuing operations consists of the following:

	Year Ended December 31,
	2013	2012
Deferred income taxes	$(58,597)	$18,637
Withholding and other taxes	(41,348)	(31,536)

	$(99,945)	$(12,899)

Schedule of Deferred Tax Assets and Liabilities

Deferred income tax assets and liabilities for continuing operations at December 31, 2013 and 2012 arise from the following:

	December 31,
	2013	2012
Deferred income tax assets
Long-term investments	$27,311	$28,428
Property, plant and equipment	257,729	249,143
Loss carry-forwards and investment tax credits	1,177,073	1,034,778
Other	19,134	19,766

	1,481,247	1,332,115
Valuation allowance	(1,465,553)	(1,264,813)

Net deferred income tax assets	15,694	67,302

Deferred income tax liabilities
Property, plant and equipment	20,241	18,792

	20,241	18,792

Deferred income tax (liabilities) assets, net	$(4,547)	$48,510

Schedule of Reconciliation of (Provision) Recovery of Income and Capital Taxes

A reconciliation of the (provision) recovery of income and capital taxes for continuing operations is as follows:

	Year Ended December 31,
	2013	2012

Recovery of income taxes based on the combined
Canadian federal and provincial statutory tax rates of 25.75% in 2013 and 25.0% in 2012 applied to the net loss from continuing operations	$68,781	$107,930
(Deduct) add:
Lower foreign tax rates	(3,439)	(728)
Tax benefit of losses not recognized	(172,976)	(99,955)
Withholdings and other taxes	(41,348)	(31,536)
Non-taxable portion of gains and losses	60,313	-
Foreign exchange and other	(11,276)	11,390

Provision for income and other taxes	$(99,945)	$(12,899)

Schedule of Unused Tax Losses

At December 31, 2013, Turquoise Hill had the following unused tax losses from continuing operations:

		Local Currency	U.S. Dollar Equivalent (i)	Expiry Dates
Non-capital losses:
Canada	U.S. Dollar	344,005	$344,005	2032 to 2033
Mongolia	Mongolian Tugrik	2,013,504,238	$1,250,624	2018 to 2021
Indonesia	Indonesian Rupiah	102,838,070	$8,437	2014 to 2018
Hong Kong	Hong Kong Dollar	108,429	$13,990	(a)
Capital losses:
Canada	U.S. Dollar	104,015	$104,015	(b)

(i)	Translated using the year-end exchange rate.

(a)	These losses are carried forward indefinitely.
(b)	These losses are carried forward indefinitely, subject to change of control rules, for utilization against future net realized capital gains.

Schedule of Tax Years of Major Tax Jurisdictions Subject to Examination	The tax years of major tax jurisdictions which remain subject to examination as of December 31, 2013 are as follows:

Canada	2006 to 2013
Mongolia	2008 to 2013